DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Hedge Object Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Interest receipts from investments in securities	R$ 11,034,575	R$ 24,913,057
Funding Hedge - interest payments	102,370,447	61,308,525
Hedge Instrument Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Interest receipts from investments in securities	10,625,523	24,468,458
Funding Hedge - interest payments	100,113,669	59,956,404
Fair Value Adjustment In Shareholders Equity Effective Portion [Member]
IfrsStatementLineItems [Line Items]
Interest receipts from investments in securities	(39,611)	(147,831)
Funding Hedge - interest payments	(238,820)	258,194
Fair Value Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Interest receipts from investments in securities	(21,786)	(81,307)
Funding Hedge - interest payments	R$ (131,650)	R$ 142,045